LoCorr Dynamic Equity Fund
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS: 67.83%
Agriculture: 1.59%
Japan Tobacco, Inc. (b)	2,500	$42,868
Turning Point Brands, Inc.	9,691	329,591
Vector Group Ltd.	3,272	39,395
		411,854
Airlines: 3.35%
Allegiant Travel Co. (a)	4,153	674,406
Hawaiian Holdings, Inc. (a)	2,295	45,211
JetBlue Airways Corp. (a)	2,991	44,715
SkyWest, Inc. (a)	3,607	104,062
		868,394
Apparel: 0.62%
Deckers Outdoor Corp. (a)	384	105,128
Skechers U.S.A., Inc. (a)	1,383	56,371
		161,499
Auto Manufacturers: 0.68%
Ford Motor Co.	1,004	16,978
Honda Motor Co. Ltd. (b)	1,400	40,100
Isuzu Motors Ltd. (b)	900	11,740
Mazda Motor Corp. (b)	5,300	39,574
Nissan Motor Co. Ltd. (a)(b)	8,700	39,148
Tesla Motors, Inc. (a)	11	11,853
Toyota Motor Corp. (b)	900	16,430
		175,823
Auto Parts & Equipment: 0.38%
Aisin Corp. (b)	900	31,013
American Axle & Manufacturing Holdings, Inc. (a)	4,714	36,580
Goodyear Tire & Rubber Co. (a)	2,130	30,438
		98,031
Banks: 1.18%
DBS Group Holdings Ltd. (b)	400	10,574
Wintrust Financial Corp.	1,158	107,613
Zions Bancorporation	2,862	187,633
		305,820
Beverages: 0.08%
Coca-Cola Co.	185	11,470
PepsiCo, Inc.	57	9,541
		21,011
Biotechnology: 0.35%
CSL Ltd. (b)	93	18,661
Incyte Corp. (a)	355	28,194
Innoviva, Inc. (a)	2,224	43,035
		89,890
Building Materials: 0.40%
AGC, Inc. (b)	900	36,262
Hayward Holdings, Inc. (a)	2,110	35,068
LIXIL Group Corp. (b)	1,800	33,859
		105,189
Chemicals: 0.70%
Air Water, Inc. (b)	2,500	35,321
Kuraray Co. Ltd. (b)	4,100	35,598
Mitsubishi Chemical Holdings Corp. (b)	5,400	36,244
Rayonier Advanced Materials, Inc. (a)	6,698	44,006
Sumitomo Chemical Co. Ltd. (b)	6,500	30,007
		181,176
Commercial Services: 1.59%
ADT, Inc.	4,695	35,635
Avis Budget Group, Inc. (a)	216	56,873
Brambles Ltd. (a)(b)	5,289	39,221
CorVel Corp. (a)	226	38,067
Element Fleet Management Corp. (a)(b)	3,673	35,550
Heidrick & Struggles International, Inc.	903	35,741
Herc Holdings, Inc.	229	38,264
Perdoceo Education Corp. (a)	3,289	37,758
Recruit Holdings Co. Ltd. (b)	600	26,683
Sohgo Security Services Co. Ltd. (b)	900	29,571
Triton International Ltd. - ADR (b)	548	38,459
		411,822
Computers: 0.81%
Apple, Inc.	77	13,445
Conduent, Inc. (a)	8,241	42,523
Dell Technologies, Inc. (a)	695	34,882
Hewlett Packard Enterprise Co.	2,177	36,378
HP, Inc.	1,159	42,072
NTT Data Corp. (b)	2,000	39,724
		209,024
Cosmetics & Personal Care: 1.35%
Coty, Inc. (a)	36,793	330,769
Procter & Gamble Company	134	20,475
		351,244
Distribution/Wholesale: 0.96%
Itouchu Corp. (b)	1,100	37,444
Mitsubishi Corp. (b)	1,300	49,132
Mitsui & Co. Ltd. (b)	1,500	41,005
Sojitz Corp. (b)	2,380	39,432
Sumitomo Corp. (b)	2,500	43,515
Titan Machinery, Inc. (a)	1,324	37,416
		247,944
Diversified Financial Services: 5.84%
Alliance Data Systems Corp.	626	35,150
ASX Ltd. (b)	611	37,400
Cowen, Inc.	1,287	34,878
Credit Acceptance Corp. (a)	2,137	1,176,140
Curo Group Holdings Corp.	2,168	28,292
Evercore Partners, Inc.	242	26,939
Interactive Brokers Group, Inc.	611	40,271
Moelis & Co.	685	32,161
Sculptor Capital Management, Inc.	2,945	41,024
StoneX Group, Inc. (a)	470	34,888
Virtus Investment Partners, Inc.	116	27,839
		1,514,982
Electric: 0.99%
American Electric Power Co., Inc.	423	42,203
Atco Ltd. Canada (b)	1,133	38,907
Canadian Utilities Ltd. (a)(b)	1,142	35,005
Capital Power Corp. (a)(b)	274	8,922
CLP Holdings Ltd. (b)	1,500	14,620
Duke Energy Corp.	159	17,754
Electric Power Development Co. Ltd. (b)	2,200	31,589
Eversource Energy	106	9,348
Kyushu Electric Power Co., Inc. (b)	5,200	34,897
NextEra Energy, Inc.	173	14,655
PPL Corp.	341	9,739
		257,639
Electrical Components & Equipment: 0.27%
Brother Industries Ltd. (b)	2,000	36,751
Encore Wire Corp.	288	32,852
		69,603
Electronics: 2.78%
Alps Alpine Co. Ltd. (b)	3,700	36,806
Arrow Electronics, Inc. (a)	274	32,505
Atkore International Group, Inc. (a)	345	33,962
Flex Ltd. - ADR (a)(b)	12,119	224,807
Jabil, Inc.	666	41,112
National Instruments Corp.	1,392	56,501
Sanmina Corp. (a)	633	25,586
Screen Holdings Co. Ltd. (b)	400	40,611
Vontier Corp.	9,002	228,561
		720,451
Energy - Alternate Sources: 0.14%
Infrastructure and Energy Alternatives, Inc. (a)	3,046	36,095

Engineering & Construction: 4.12%
Frontdoor, Inc. (a)	15,896	474,495
MasTec, Inc. (a)	6,808	592,977
		1,067,472
Entertainment: 0.16%
SeaWorld Entertainment, Inc. (a)	558	41,537

Environmental Control: 0.60%
Clean Harbors, Inc. (a)	1,404	156,742

Food: 1.09%
Ajinomoto Co., Inc. (b)	1,400	39,962
Empire Co. Ltd. (a)	1,041	36,922
George Weston Ltd. (a)(b)	295	36,328
Krispy Kreme, Inc.	2,463	36,576
Nisshin Seifun Group, Inc. (b)	2,400	33,632
Pilgrim's Pride Corp. (a)	1,149	28,840
Seven & I Holdings Co., Ltd. (b)	1,100	52,524
United Natural Foods, Inc. (a)	211	8,725
Woolworths Group Ltd. (b)	337	9,396
		282,905
Forest Products & Paper: 0.08%
West Fraser Timber Co. Ltd. (a)(b)	243	19,994

Gas: 0.48%
Brookfield Infrastructure Corp. (a)(b)	587	44,297
Hong Kong & China Gas Co. Ltd. (b)	34,250	41,493
Tokyo Gas Co. Ltd. (b)	2,100	38,502
		124,292
Hand & Machine Tools: 0.12%
Amada Holdings Co. Ltd. (b)	3,600	32,055

Healthcare - Products: 0.76%
Natera, Inc. (a)	1,354	55,080
STAAR Surgical Co. (a)	1,367	109,237
Varex Imaging Corp. (a)	1,496	31,850
		196,167
Healthcare - Services: 0.61%
Agiliti, Inc. (a)	1,824	38,486
Fulgent Genetics, Inc. (a)	690	43,063
Select Medical Holdings Corp.	1,461	35,049
Sonic Healthcare Ltd. (b)	1,558	41,365
		157,963
Holding Companies-Diversified: 0.41%
CK Hutchison Holdings Ltd. (b)	5,000	36,734
Jardine Matheson Holdings Ltd. (b)	600	33,000
Swire Pacific Ltd. (b)	6,000	36,690
		106,424
Home Builders: 0.42%
Daiwa House Industry Co. Ltd. (b)	1,400	36,811
Hovnanian Enterprises, Inc. (a)	140	8,274
Sekisui House Ltd. (b)	1,700	33,109
Tri Pointe Homes, Inc. (a)	1,543	30,984
		109,178
Home Furnishings: 0.24%
iRobot Corp. (a)	824	52,241
Sony Corp. (b)	100	10,457
		62,698
Insurance: 0.62%
Enstar Group Ltd. - ADR (a)(b)	128	33,427
Heritage Insurance Holdings, Inc.	6,121	43,704
Manulife Financial Corp. (a)(b)	441	9,404
Power Corp. of Canada (b)	1,170	36,219
Reinsurance Group of America, Inc.	354	38,749
		161,503
Internet: 2.06%
Alphabet, Inc. (a)	6	16,758
Alphabet, Inc. (a)	6	16,688
Amazon.com, Inc. (a)	7	22,820
Cogent Communications Holdings, Inc.	845	56,066
EBAY, Inc.	578	33,096
Meta Platforms, Inc. (a)	46	10,229
Opendoor Technologies, Inc. (a)	5,270	45,585
Pinterest, Inc. (a)	4,271	105,109
Snap, Inc. (a)	5,972	214,932
Squarespace, Inc. (a)	488	12,503
		533,786
Investment Companies: 0.04%
Washington H Soul Pattinson & Co. Ltd. (b)	452	9,680

Iron & Steel: 0.29%
Nippon Steel Corp. (b)	1,700	30,316
United States Steel Corp.	1,190	44,911
		75,227
Leisure Time: 0.29%
Liberty TripAdvisor Holdings, Inc. (a)	20,782	42,603
Yamaha Motor Co. Ltd. (b)	1,400	31,694
		74,297
Lodging: 1.05%
Full House Resorts, Inc. (a)	6,178	59,371
Wynn Resorts Ltd. (a)	2,669	212,826
		272,197
Machinery - Construction & Mining: 0.66%
Hitachi Construction Machinery Co. Ltd. (b)	1,200	31,493
Hitachi Ltd. (b)	900	45,577
Komatsu Ltd. (b)	1,500	36,262
Vertiv Holdings Co.	4,200	58,800
		172,132
Machinery - Diversified: 0.31%
Ebara Corp. (b)	800	44,948
Sumitomo Heavy Industries Ltd. (b)	1,500	34,722
		79,670
Media: 4.03%
Altice USA, Inc. (a)	3,425	42,744
DISH Network Corp. (a)	10,474	331,502
Nexstar Broadcasting Group, Inc.	3,507	660,999
Walt Disney Co. (a)	65	8,916
		1,044,161
Metal Fabricate & Hardware: 0.10%
Timken Co.	422	25,615

Mining: 0.10%
BHP Group Ltd. (b)	673	26,062

Miscellaneous Manufacturing: 0.43%
3M Company	231	34,391
AMMO, Inc. (a)	16,213	77,823
		112,214
Office & Business Equipment: 0.44%
Canon, Inc. (b)	1,600	39,336
Pitney Bowes, Inc.	7,223	37,560
Seiko Epson Corp. (b)	2,400	36,294
		113,190
Oil & Gas: 2.23%
Ampol Ltd. (b)	426	9,767
APA Corp.	2,707	111,880
Chevron Corp.	234	38,102
Comstock Resources, Inc. (a)	2,154	28,110
ConocoPhillips	115	11,500
ENEOS Holdings, Inc. (b)	8,300	31,226
Exxon Mobil Corp.	522	43,112
Gran Tierra Energy, Inc. (a)	19,525	30,654
Idemitsu Kosan Co. Ltd. (b)	600	16,634
Inpex Corp. (b)	2,600	30,754
Marathon Oil Corp.	360	9,040
Nabors Industries Ltd. - ADR (a)(b)	122	18,632
Oasis Petroleum, Inc.	298	43,597
Santos Ltd. (b)	8,909	51,600
Woodside Petroleum Ltd. (b)	4,351	104,513
		579,121
Packaging & Containers: 0.15%
O-I Glass, Inc. (a)	3,007	39,632

Pharmaceuticals: 2.11%
Amneal Pharmaceuticals, Inc. (a)	8,791	36,659
Bausch Health Cos., Inc. - ADR (a)(b)	5,022	114,753
Bristol-Myers Squibb Co.	584	42,650
Cardinal Health, Inc.	757	42,922
Endo International PLC - ADR (a)(b)	15,672	36,202
Lannett Company, Inc. (a)	44,421	34,999
Pacira Pharmaceuticals, Inc. (a)	610	46,555
Rohto Pharmaceutical Co. Ltd. (b)	1,300	39,457
Takeda Pharmaceutical Co. Ltd. (b)	1,600	45,973
Viatris, Inc.	9,823	106,874
		547,044
Pipelines: 0.80%
Enbridge, Inc. (a)(b)	193	8,884
Equitrans Midstream Corp.	5,229	44,133
Hess Midstream LP	1,179	35,370
Kinetik Holdings, Inc.	800	52,008
Plains GP Holdings LP	3,105	35,863
Targa Resources Corp.	125	9,434
TC Energy Corp. (a)(b)	402	22,673
		208,365
Real Estate: 0.99%
CK Asset Holdings Ltd. (b)	5,500	37,704
Hulic Co. Ltd. (b)	4,000	36,176
Realogy Holdings Corp. (a)	2,264	35,500
Sumitomo Realty & Development Co. Ltd. (b)	1,300	36,189
Tokyo Tatemono Co. Ltd. (b)	2,500	37,662
Tokyu Fudosan Holdings Corp. (b)	6,900	38,201
UOL Group Ltd. (b)	6,900	35,840
		257,272
Retail: 1.95%
Asbury Automotive Group, Inc. (a)	184	29,477
AutoNation, Inc. (a)	293	29,177
AutoZone, Inc. (a)	21	42,936
Carrols Restaurant Group, Inc.	16,212	36,639
Conn's, Inc. (a)	1,041	16,042
Costco Wholesale Corp.	18	10,365
Group 1 Automotive, Inc.	199	33,398
Lawson, Inc. (b)	800	30,721
Penske Automotive Group, Inc.	352	32,990
Qurate Retail, Inc.	7,328	34,881
Rite Aid Corp. (a)	3,840	33,600
Shake Shack, Inc. (a)	800	54,320
Signet Jewelers Ltd. - ADR (b)	559	40,639
Target Corp.	161	34,168
TravelCenters of America, Inc. (a)	849	36,473
Walmart, Inc.	60	8,935
		504,761
Semiconductors: 1.02%
Alpha & Omega Semiconductor Ltd. - ADR (a)(b)	760	41,534
Amkor Technology, Inc.	1,732	37,619
Cirrus Logic, Inc. (a)	1,335	113,195
Intel Corp.	744	36,873
Micron Technology, Inc.	459	35,751
		264,972
Software: 10.53%
Alignment Healthcare, Inc. (a)	4,203	47,200
Alteryx, Inc. (a)	439	31,402
AppLovin Corp. (a)	7,973	439,073
Coupa Software, Inc. (a)	823	83,641
Digital Turbine, Inc. (a)	1,317	57,698
DocuSign, Inc. (a)	3,140	336,357
Everbridge, Inc. (a)	2,566	111,980
Evolent Health, Inc. (a)	650	20,995
Media and Games Invest SE (a)(b)	95,568	355,228
Microsoft Corp.	34	10,483
Procore Technologies, Inc. (a)	550	31,878
salesforce.com, Inc. (a)	2,050	435,256
Sciplay Corp. (a)	2,905	37,533
SS&C Technologies Holdings, Inc.	3,417	256,343
Take-Two Interactive Software, Inc. (a)	695	106,849
Twilio, Inc. (a)	1,319	217,384
Xperi Holding Corp.	2,131	36,909
Zynga, Inc. (a)	12,383	114,419
		2,730,628
Telecommunications: 3.25%
CommScope Holding Co., Inc. (a)	14,199	111,888
Consolidated Communications Holdings, Inc. (a)	7,309	43,123
KDDI Corp. (b)	1,400	46,057
Lumen Technologies, Inc.	3,505	39,502
Nippon Telegraph & Telephone Corp. (b)	1,500	43,679
SoftBank Corp. (b)	3,400	39,882
SoftBank Group Corp. (b)	1,100	50,229
Telephone and Data Systems, Inc.	1,892	35,721
Verizon Communications, Inc.	8,501	433,041
		843,122
Textiles: 0.13%
Teijin Ltd. (b)	3,000	33,588

Transportation: 1.10%
Atlas Air Worldwide Holdings, Inc. (a)	431	37,225
Aurizon Holdings Ltd. (b)	14,915	41,184
Canadian Pacific Railway Ltd. (a)(b)	517	42,670
Matson, Inc.	401	48,369
Nippon Express Holdings, Inc. (b)	600	41,498
Ryder System, Inc.	463	36,730
US Xpress Enterprises, Inc. (a)	9,889	38,369
		286,045
TOTAL COMMON STOCKS (Cost $16,870,535)		17,589,202

REAL ESTATE INVESTMENT TRUSTS: 3.29%
Frasers Logistics & Commercial Trust (b)	8,200	8,833
Kimco Realty Corp.	13,858	342,293
Link Real Estate I (b)	4,500	38,489
Park Hotels & Resorts, Inc. (a)	20,339	397,221
Realty Income Corp.	462	32,017
Retail Value, Inc.	11,184	34,223
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $811,911)		853,076

SHORT TERM INVESTMENT: 15.99%
MONEY MARKET FUND: 15.99%
STIT-Government & Agency Portfolio, Institutional Class, 0.25% (c)	4,145,482	4,145,482
TOTAL MONEY MARKET FUND (Cost $4,145,482)		4,145,482
TOTAL SHORT TERM INVESTMENT (Cost $4,145,482)		4,145,482

TOTAL INVESTMENTS (Cost $21,827,928): 87.11%		22,587,760
Other Assets in Excess of Liabilities: 12.89% (d)		3,343,438
TOTAL NET ASSETS: 100.00%		$25,931,198

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.
(d)	Includes assets pledged as collateral and deposits with broker for securities sold short and derivative instruments.. At March 31, 2022 the value of these assets total $10,761,626.

ADR	American Depositary Reciept
PLC	Public Limited Company

LoCorr Dynamic Equity Fund
Schedule of Securities Sold Short
March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS: (24.15)%
Aerospace & Defense: (0.13)%
Kawasaki Heavy Industries Ltd. (b)	(1,800)	$(32,913)

Airlines: (0.60)%
Air Canada (a)	(2,222)	(43,102)
ANA Holdings, Inc. (a)(b)	(1,600)	(33,724)
Frontier Group Holdings, Inc. (a)	(3,543)	(40,142)
Japan Airlines Co. Ltd. (a)(b)	(2,000)	(37,621)
		(154,589)
Apparel: (0.15)%
ASICS Corp. (b)	(1,100)	(21,451)
Fossil Group, Inc. (a)	(721)	(6,950)
VF Corp.	(166)	(9,439)
		(37,840)
Auto Manufacturers: (0.56)%
Blue Bird Corp. (a)	(2,122)	(39,936)
Rivian Automotive, Inc. (a)	(801)	(40,242)
Tesla Motors, Inc. (a)	(60)	(64,656)
		(144,834)
Auto Parts & Equipment: (0.12)%
Koito Manufacturing Co. Ltd. (b)	(300)	(12,260)
Stanley Electric Co. Ltd. (b)	(1,000)	(19,090)
		(31,350)
Banks: (0.10)%
Bank of Kyoto Ltd. (b)	(600)	(26,368)

Beverages: (0.20)%
Celsius Holdings, Inc. (a)	(918)	(50,655)

Biotechnology: (0.27)%
Berkeley Lights, Inc. (a)	(5,525)	(39,283)
Ikena Oncology, Inc. (a)	(5,233)	(31,921)
		(71,204)
Building Materials: (0.11)%
Xinyi Glass Holdings Ltd. (b)	(12,000)	(29,107)

Commercial Services: (0.47)%
Acacia Research Corp. (a)	(9,597)	(43,282)
GMO Payment Gateway, Inc. (b)	(300)	(31,000)
Sabre Corp. (a)	(4,261)	(48,703)
		(122,985)
Computers: (0.27)%
NET One Systems Co. Ltd. (b)	(1,400)	(32,901)
Unisys Corp. (a)	(1,656)	(35,786)
		(68,687)
Cosmetics & Personal Care: (0.65)%
Estee Lauder Cos., Inc.	(485)	(132,075)
Fancl Corp. (b)	(1,100)	(24,703)
Kose Corp. (b)	(100)	(10,588)
		(167,366)
Distribution/Wholesale: (0.85)%
Fastenal Co.	(1,899)	(112,801)
SiteOne Landscape Supply, Inc. (a)	(617)	(99,763)
ThredUp, Inc. (a)	(1,132)	(8,716)
		(221,280)
Diversified Financial Services: (0.94)%
Capital One Financial Corp.	(807)	(105,951)
Nomura Holdings, Inc. (b)	(8,100)	(34,279)
Synchrony Financial	(2,975)	(103,560)
		(243,790)
Electrical Components & Equipment: (0.40)%
Casio Computer Co. Ltd. (b)	(2,700)	(31,227)
ChargePoint Holdings, Inc. (a)	(2,151)	(42,762)
Powell Industries, Inc.	(1,533)	(29,771)
		(103,760)
Energy - Alternate Sources: (0.34)%
Aemetis, Inc. (a)	(3,007)	(38,099)
Plug Power, Inc. (a)	(432)	(12,360)
Sunrun, Inc. (a)	(1,218)	(36,991)
		(87,450)
Engineering & Construction: (0.49)%
Innovagte Corp. (a)	(10,712)	(39,527)
Japan Airport Terminal Co. Ltd. (a)(b)	(800)	(36,734)
Obayashi Corp. (b)	(1,800)	(13,307)
Tutor Perini Corporation (a)	(3,521)	(38,027)
		(127,595)
Entertainment: (0.48)%
Caesars Entertainment, Inc. (a)	(397)	(30,712)
Oriental Land Co. Ltd. Japan (b)	(200)	(38,623)
Warner Music Group Corp.	(1,455)	(55,072)
		(124,407)
Food: (0.22)%
Cal-Maine Foods, Inc.	(511)	(28,217)
Hormel Foods Corp.	(535)	(27,574)
		(55,791)
Gas: (0.25)%
Atmos Energy Corp.	(226)	(27,005)
One Gas, Inc.	(413)	(36,443)
		(63,448)
Healthcare - Services: (0.40)%
HCA Healthcare, Inc.	(411)	(103,007)

Home Builders: 0.00%*
Countryside Properties PLC (a)(b)	(1)	(4)

Home Furnishings: (0.32)%
Flexsteel Industries, Inc.	(1,836)	(35,435)
Sleep Number Corp. (a)	(938)	(47,566)
		(83,001)
Insurance: (0.40)%
Assured Guaranty Ltd. - ADR (b)	(562)	(35,777)
Greenlight Capital Re Ltd. - ADR (a)(b)	(4,586)	(32,423)
Japan Post Insurance Co. Ltd. (b)	(2,000)	(35,091)
		(103,291)
Internet: (2.69)%
Amazon.com, Inc. (a)	(34)	(110,838)
Couchbase, Inc. (a)	(1,910)	(33,272)
Kakaku.com, Inc. (b)	(1,600)	(36,235)
Mercari, Inc. (a)(b)	(400)	(10,596)
Meta Platforms, Inc. (a)	(730)	(162,323)
MonotaRO Co. Ltd. (b)	(500)	(10,818)
Netflix, Inc. (a)	(440)	(164,820)
Robinhood Markets, Inc. (a)	(4,253)	(57,458)
Roku, Inc. (a)	(448)	(56,121)
Spotify Technology SA - ADR (a)(b)	(364)	(54,971)
		(697,452)
Iron & Steel: (0.27)%
Hitachi Metals Ltd. (a)(b)	(2,000)	(33,530)
JFE Holdings, Inc. (b)	(2,500)	(35,383)
		(68,913)
Leisure Time: (0.31)%
F45 Training Holdings, Inc. (a)	(3,079)	(32,945)
Norwegian Cruise Line Holdings Ltd. - ADR (a)(b)	(2,159)	(47,239)
		(80,184)
Lodging: (0.52)%
Boyd Gaming Corp.	(804)	(52,887)
Galaxy Entertainment Group Ltd. (b)	(6,000)	(36,000)
Las Vegas Sands Corp. (a)	(237)	(9,212)
Wynn Resorts Ltd. (a)	(455)	(36,282)
		(134,381)
Machinery - Construction & Mining: (0.04)%
Babcock & Wilcox Enterprises, Inc. (a)	(1,368)	(11,163)

Machinery - Diversified: (0.15)%
Eastman Kodak Co. (a)	(1,859)	(12,176)
Harmonic Drive Systems, Inc. (b)	(800)	(27,731)
		(39,907)
Media: (0.21)%
Nexstar Broadcasting Group, Inc.	(294)	(55,413)

Metal Fabricate & Hardware: (0.20)%
Olympic Steel, Inc.	(1,380)	(53,075)

Mining: (0.13)%
Arconic Corp. (a)	(1,349)	(34,561)

Miscellaneous Manufacturing: (0.16)%
A.O. Smith Corp.	(411)	(26,259)
Byrna Technologies, Inc. (a)	(1,994)	(16,291)
		(42,550)
Pharmaceuticals: (0.23)%
Alfresa Holdings Corp. (b)	(2,100)	(29,308)
Hisamitsu Pharmaceutical Co., Inc. (b)	(1,000)	(30,064)
		(59,372)
Real Estate: (0.38)%
Nomura Real Estate Holdings, Inc. (b)	(1,400)	(33,729)
Relo Group, Inc. (b)	(1,900)	(28,608)
Stratus Properties, Inc. (a)	(848)	(36,532)
		(98,869)
Retail: (4.48)%
Abercrombie & Fitch Co. (a)	(3,397)	(108,670)
America's Car-Mart, Inc. (a)	(90)	(7,250)
Barnes & Noble Education, Inc. (a)	(7,134)	(25,540)
Bed Bath & Beyond, Inc. (a)	(416)	(9,372)
Boot Barn Holdings, Inc. (a)	(875)	(82,941)
CarMax, Inc. (a)	(751)	(72,456)
Carvana Co. (a)	(411)	(49,028)
Cheesecake Factory, Inc. (a)	(3,007)	(119,649)
Children's Place, Inc. (a)	(1,956)	(96,431)
Dick's Sporting Goods, Inc.	(1,023)	(102,320)
Food & Life Cos. Ltd. (b)	(1,100)	(31,037)
Macy's, Inc.	(2,102)	(51,205)
Nordstrom, Inc.	(2,013)	(54,572)
RH (a)	(159)	(51,848)
Signet Jewelers Ltd. - ADR (b)	(343)	(24,936)
Starbucks Corp.	(632)	(57,493)
Target Corp.	(254)	(53,904)
Walmart, Inc.	(367)	(54,654)
Williams-Sonoma, Inc.	(752)	(109,040)
		(1,162,346)
Software: (1.95)%
Alkami Technology, Inc. (a)	(2,393)	(34,244)
C3.ai, Inc. (a)	(2,389)	(54,230)
Clear Secure, Inc. (a)	(1,599)	(42,981)
Electronic Arts, Inc.	(440)	(55,664)
Guidewire Software, Inc. (a)	(361)	(34,158)
Lightspeed Commerce, Inc. - ADR (a)(b)	(1,776)	(54,115)
Microsoft Corp.	(361)	(111,300)
Nexon Co. Ltd. (b)	(1,300)	(31,309)
Oracle Corp Japan (b)	(200)	(13,964)
Radware Ltd. - ADR (a)(b)	(718)	(22,954)
Roblox Corp. (a)	(1,118)	(51,696)
		(506,615)
Telecommunications: (0.22)%
Lumen Technologies, Inc.	(5,021)	(56,587)

Transportation: (3.35)%
Atlas Air Worldwide Holdings, Inc. (a)	(616)	(53,204)
C.H. Robinson Worldwide, Inc.	(771)	(83,044)
Central Japan Railway Co. (b)	(200)	(26,228)
East Japan Railway Co. (b)	(600)	(35,042)
Genco Shipping & Trading Ltd. - ADR (b)	(2,085)	(49,248)
Keihan Holdings Co. Ltd. (b)	(1,500)	(37,087)
Keikyu Corp. (b)	(3,700)	(38,112)
Keio Corp. (b)	(700)	(27,514)
Keisei Electric Railway Co. Ltd. (b)	(1,200)	(33,662)
Kintetsu Group Holdings Co. Ltd. (b)	(1,000)	(28,791)
Knight-Swift Transportation Holdings, Inc. Class A	(1,646)	(83,057)
Nagoya Railroad Co. Ltd. (b)	(2,300)	(40,997)
Odakyu Electric Railway Co. Ltd. (b)	(1,900)	(31,792)
Schneider National, Inc.	(1,957)	(49,904)
Seibu Holdings, Inc. (b)	(3,300)	(34,480)
Star Bulk Carriers Corp. - ADR(b)	(1,487)	(44,149)
Union Pacific Corp.	(199)	(54,369)
Werner Enterprises, Inc.	(2,062)	(84,542)
West Japan Railway Co. (b)	(800)	(33,455)
		(868,677)
Trucking & Leasing: (0.14)%
Greenbrier Cos., Inc.	(708)	(36,469)
TOTAL COMMON STOCKS (Proceeds $6,308,858)		(6,261,256)

EXCHANGE TRADED FUNDS: (4.23)%
iShares Russell 2000	(2,667)	(547,455)
SPDR S&P500 Trust	(1,214)	(548,291)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,096,439)		(1,095,746)

REAL ESTATE INVESTMENT TRUSTS: (1.45)%
American Tower Corp.	(450)	(113,049)
Apartment Investment and Management Co. (a)	(4,755)	(34,807)
Federal Realty Investment Trust	(448)	(54,687)
PennyMac Mortgage Investment Trust	(2,146)	(36,246)
Redwood Trust, Inc.	(3,330)	(35,065)
Regency Centers Corp.	(783)	(55,859)
Seritage Growth Properties (a)	(3,757)	(47,564)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $377,131)		(377,277)
TOTAL SECURITIES SOLD SHORT (Proceeds $7,782,428): (29.83)%		$(7,734,279)

Percentages are stated as a percent of net assets.

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

ADR	American Depositary Reciept
PLC	Public Limited Company

*	Amount rounds to less than 0.005% of net assets.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2022 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Dynamic Equity Fund’s investments and securities sold short as of March 31, 2022:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$17,589,202	$-	$-	$17,589,202
Real Estate Investment Trusts	853,076	-	-	853,076
Short Term Investment	4,145,482	-	-	4,145,482
Total Investments	$22,587,760	$-	$-	$22,587,760

Securities Sold Short
Common Stocks	$(6,261,256)	$-	$-	$(6,261,256)
Exchange Traded Funds	(1,095,746)	-	-	(1,095,746)
Real Estate Investment Trusts	(377,277)	-	-	(377,277)
Total Securities Sold Short	$(7,734,279)	$-	$-	$(7,734,279)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

The LoCorr Dynamic Equity Fund did not hold any Level 3 assets during the period.